Commitments and Contingencies - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2018 USD ($) claim	Mar. 31, 2017 USD ($) claim	Mar. 31, 2016 USD ($) claim	Mar. 31, 2015 claim	Mar. 31, 2014 claim	Mar. 31, 2013 claim
Loss Contingencies [Line Items]
Loss Contingency, Pending Claims, Number | claim	336	352	426	494	466	462
Net of estimated recoveries from third-party	$ 900,000	$ 1,100,000
Rental expense	20,600,000	$ 18,400,000	$ 16,900,000
Acquisition of plant and equipment and other purchase obligations	$ 0
New Zealand [Member] | Subsidiaries [Member] | New Zealand Weathertightness [Member]
Loss Contingencies [Line Items]
Loss Contingency, Pending Claims, Number | claim			4